Loans sales and securitizations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Summarize the changes in MSRs using the fair value method
Fair value, beginning of period	$ 35,202		$ 65,001
Change in fair value during the period due to:
Time decay	2,648	[1]	2,881	[1]
Payoffs	11,851	[2]	14,389	[2]
Changes in valuation inputs or assumptions	13,533	[3]	(12,529)	[3]
Fair value, end of period	34,236		35,202
Residential Mortgage [Member]
Summarizes activity relating to loans sold securitized with servicing retained
Loans sold with servicing retained	3,221,239		3,954,762		3,078,475
Pretax gains resulting from above loan sales	102,935	[4]	128,408	[4]	77,591	[4]
Residential Mortgage [Member] | Fair value method
Change in fair value during the period due to:
Weighted-average life (in years)	4 years 3 months 0 days		3 years 2 months 0 days
Residential Mortgage [Member] | Amortization method
Change in fair value during the period due to:
Weighted-average life (in years)	6 years 9 months 0 days		3 years 3 months 0 days
Automobile Loan [Member]
Summarizes activity relating to loans sold securitized with servicing retained
Loans sold with servicing retained	0		169,324		0
Automobile Loan [Member] | Amortization method
Change in fair value during the period due to:
Weighted-average life (in years)	3 years 7 months 0 days		4 years 4 months 0 days
Small Business Association (SBA) Loan [Member]
Summarizes activity relating to loans sold securitized with servicing retained
Loans sold with servicing retained	$ 178,874		$ 209,540		$ 234,803
Small Business Association (SBA) Loan [Member] | Amortization method
Change in fair value during the period due to:
Weighted-average life (in years)	3 years 6 months 0 days		3 years 6 months 0 days

[1]	Represents decrease in value due to passage of time, including the impact from both regularly scheduled loan principal payments and partial loan paydowns.
[2]	Represents decrease in value associated with loans that paid off during the period.
[3]	Represents change in value resulting primarily from market-driven changes in interest rates and prepayment speeds.
[4]	Recorded in mortgage banking income.